Subsequent Events (Tables) - Evergreen Corporation [Member]	3 Months Ended	12 Months Ended
	Feb. 28, 2025	Nov. 30, 2024
IfrsStatementLineItems [Line Items]
Schedule of Net Loss Per Share
	Three Months Ended February 28, 2025	Three Months Ended February 29, 2024
Class A ordinary shares
Numerator: net income allocable to redeemable Class A ordinary shares	$50,121	$613,861

Denominator: weighted average number of Class A ordinary shares	4,303,127	8,028,170
Basic and diluted net income per redeemable Class A ordinary share	$0.01	$0.08

Class B ordinary shares
Numerator: net income allocable to Class B ordinary shares	$33,487	$219,832

Denominator: weighted average number of Class B ordinary shares	2,875,000	2,875,000
Basic and diluted net income per Class B ordinary share	$0.01	$0.08

	Year Ended November 30, 2024	Year Ended November 30, 2023
Class A ordinary shares
Numerator: net income allocable to redeemable Class A ordinary shares	$1,222,140	$2,885,807

Denominator: weighted average number of Class A ordinary shares	6,425,607	10,532,255
Basic and diluted net income per redeemable Class A ordinary share	$0.19	$0.27

Class B ordinary shares
Numerator: net income allocable to Class B ordinary shares	$546,821	$787,741

Denominator: weighted average number of Class B ordinary shares	2,875,000	2,875,000
Basic and diluted net income per Class B ordinary share	$0.19	$0.27

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of February 28, 2025 and November 30, 2024:

	Level	February 28, 2025	November 30, 2024
Assets:
Cash held in trust account	1	$26,693,780	$55,412,140

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of November 30, 2024 and November 30, 2023:

	Level	November 30, 2024	November 30, 2023
Assets:
Cash and marketable securities held in trust account	1	$55,412,140	$82,949,890